Short-Term Borrowings - Schedule of Short Term Borrowings (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short Term Borrowings [Line Items]
Principal amount	¥ 26,634	$ 3,718	¥ 31,734
Loan 1 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Sep. 27, 2025
Principal amount	¥ 2,700
Interest rate per annum	3.45%	3.45%
Name of bank	Bank of China
Loan 2 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jul. 15, 2025
Principal amount	¥ 8,000
Interest rate per annum	3.95%	3.95%
Name of bank	Bank of Beijing
Loan 3 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 15, 2025
Principal amount	¥ 2,000
Interest rate per annum	3.95%	3.95%
Name of bank	Jiangsu Bank
Loan 4 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 18, 2025
Principal amount	¥ 1,000
Interest rate per annum	3.95%	3.95%
Name of bank	Jiangsu Bank
Loan 5 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Dec. 31, 2025
Principal amount	¥ 10,000
Interest rate per annum	2.50%	2.50%
Name of bank	Bank of China
Loan 6 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jun. 20, 2026
Principal amount	¥ 2,000
Interest rate per annum	3.70%	3.70%
Name of bank	Beijing Bank
Loan 7 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Jul. 21, 2025
Principal amount	¥ 500
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications
Loan 8 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 11, 2025
Principal amount	¥ 90
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications
Loan 9 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 12, 2025
Principal amount	¥ 90
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications
Loan 10 [Member]
Schedule of Short Term Borrowings [Line Items]
Maturity date	Aug. 13, 2025
Principal amount	¥ 254
Interest rate per annum	4.13%	4.13%
Name of bank	Bank of Communications